Available-For-Sale Non-Current Financial Assets - Additional Information (Detail) $ in Thousands, $ in Thousands								1 Months Ended		12 Months Ended
	Oct. 26, 2017 MXN ($) shares	Jun. 07, 2017 MXN ($) shares	Jan. 25, 2017 MXN ($) shares	Jan. 25, 2017 € / shares	Dec. 14, 2016 MXN ($) shares	Jun. 13, 2016 MXN ($) shares	Jan. 01, 2016 MXN ($) shares	Jan. 15, 2016 MXN ($) shares	Aug. 31, 2015 MXN ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($) shares	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of available for sale financial assets [line items]
Value of non-current financial assets available-for-sale												$ 6,027,540
Loss on sale of financial asset										$ (178,087)	$ (3,523,748)
Other comprehensive income Loss on sale of financial asset										281,206	$ 5,564,130	207,817	$ (3,206,316)
Available-for-sale financial assets										$ 53,416		2,852,679		$ 1,056,918
Held-for-sale current non-financial assets												7,460,674		$ 1,056,918
Short-term Investments [Member]
Disclosure of available for sale financial assets [line items]
Available-for-sale financial assets												$ 2,417,123
Repsol S. A. [member]
Disclosure of available for sale financial assets [line items]
Number of shares held as non-current financial assets available-for-sale | shares							20,724,331	942,015
Value of non-current financial assets available-for-sale							$ 3,944,696	$ 188,490
Percentage of share capital held							1.48%
Repsol S. A. [member] | P.M.I. Holdings, B.V. [member]
Disclosure of available for sale financial assets [line items]
Number of shares held as non-current financial assets available-for-sale | shares		609,539			584,786	555,547			1,497,562			20,724,331
Value of non-current financial assets available-for-sale		$ 180,729			$ 165,346	$ 128,051			$ 435,556			$ 6,027,540
Valuation on the investment at fair value												207,817
Number of shares sold | shares	21,333,870		2,082,348
Average price per share | € / shares				€ 14.17
Value of shares sold	$ 7,342,807		$ 684,029
Loss on sale of financial asset	$ 3,523,748
Other comprehensive income Loss on sale of financial asset												$ 5,564,130